LOOMIS SAYLES TAX-MANAGED EQUITY FUND
                  (FORMERLY, LOOMIS SAYLES PROVIDENT FUND)

          SUPPLEMENT DATED AUGUST 22, 2003 TO THE LOOMIS SAYLES FUNDS I
                 (FORMERLY, LOOMIS SAYLES INVESTMENT TRUST)
                EQUITY FUNDS PROSPECTUS DATED FEBRUARY 1, 2003,
                       AS SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the minimum initial investment for the Loomis Sayles Tax-Managed Equity Fund is $250,000.





                                                                     SUTXM2-0803